Shareholder Report, Average Annual Return (Details)	12 Months Ended
Sep. 30, 2024
C000241425 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%